LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
2020	¥ 426
2021	351
2022	239
2023	141
2024	48
Thereafter	100
Total operating lease payments	1,305
Less: imputed interest	(118)
Total	¥ 1,187
2019		¥ 335
2020		225
2021		154
2022		96
2023		73
Thereafter		114
Total operating lease payments		¥ 997